S000012738 [Member] Expense Example, No Redemption - Western Asset Total Return Unconstrained Fund	May 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 78
Expense Example, No Redemption, 3 Years	321
Expense Example, No Redemption, 5 Years	582
Expense Example, No Redemption, 10 Years	1,331
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	113
Expense Example, No Redemption, 3 Years	416
Expense Example, No Redemption, 5 Years	742
Expense Example, No Redemption, 10 Years	1,665
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	280
Expense Example, No Redemption, 5 Years	510
Expense Example, No Redemption, 10 Years	1,171
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	481
Expense Example, No Redemption, 3 Years	766
Expense Example, No Redemption, 5 Years	1,071
Expense Example, No Redemption, 10 Years	1,937
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	184
Expense Example, No Redemption, 3 Years	632
Expense Example, No Redemption, 5 Years	1,107
Expense Example, No Redemption, 10 Years	2,230
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	518
Expense Example, No Redemption, 5 Years	924
Expense Example, No Redemption, 10 Years	$ 2,060